Stock-based Compensation - Additional information (Details) - USD ($)			9 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2015	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 20, 2020	Jun. 24, 2019	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options grants in period			921,721		366,988
Share based compensation expense			$ 4,710,000	$ 1,856,000	$ 2,702,000	$ 2,062,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 9.21	$ 0
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Total Fair Value					$ 239,000
Volvo Stock Purchase Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants							$ 43.3039
Fair value of warrants			$ 2,900,000
Series A Redeemable Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Temporary equity par or stated value per share			$ 0.00001		$ 0.00001	$ 0.00001		$ 0.00001
Series A Redeemable Convertible Preferred Stock [Member] | Volvo Stock Purchase Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants sold							300,000
Temporary equity par or stated value per share							$ 0.00001
Share-based Payment Arrangement, Nonemployee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangements equity instruments other than options non vested number			624		1,999	17,218			37,989
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangements equity instruments other than options non vested number			160,925		458,257	1,676,273			3,534,436
Proceeds from restricted stock					$ 61,000,000
Tax benefit in respect of restricted stock issued					0
Restricted Stock [Member] | Tax Benefit From Restricted Stock Issue [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax benefit in respect of restricted stock issued					$ 0
2015 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award number of shares authorized			3,083,105		2,583,105
2015 Stock Plan [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period shares restricted stock award		6,519,750
2015 Stock Plan [Member] | Other Individuals [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period shares restricted stock award		960,000
2015 Stock Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years				4 years
Share based compensation expense			$ 2,400,000	1,800,000	$ 2,400,000	$ 1,700,000
Unrecognized stock-based compensation expense period for recognition			1 year 5 months 26 days		1 year 8 months 23 days
Restricted Stock Vested In Period Total Fair Value			$ 1,600,000	2,000,000	$ 2,500,000
Unrecognized stock-based compensation expense other than stock option			$ 2,200,000		$ 3,700,000
2015 Stock Plan [Member] | Restricted Stock [Member] | Share-based Payment Arrangement, Nonemployee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense period for recognition			1 year 4 months 6 days		1 year 7 months 2 days
Unrecognized stock-based compensation expense other than stock option			$ 9,623,000,000		$ 44,000	$ 320,000
2015 Stock Plan [Member] | Restricted Stock [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period shares restricted stock award		6,519,750
Share based compensation by share based payment arrangements equity instruments other than options non vested number						814,969
2015 Stock Plan [Member] | Restricted Stock [Member] | Other Individuals [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period shares restricted stock award		960,000
Share based compensation by share based payment arrangements equity instruments other than options non vested number						125,000
2015 Stock Plan [Member] | Restricted Stock [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights percentage	25.00%	25.00%			25.00%
2015 Stock Plan [Member] | Restricted Stock [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	36 months	36 months			36 months
Award vesting rights percentage	75.00%	75.00%			75.00%
2015 Stock Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			4 years		4 years
Award expiration period			10 years		10 years
Options grants in period			921,721
Share based compensation expense			$ 2,200,000	$ 50,000.00	$ 240,000
Unrecognized stock-based compensation expense stock option			$ 12,500,000		$ 3,200,000
Unrecognized stock-based compensation expense period for recognition			2 years 1 month 17 days		2 years 7 months 2 days
2015 Stock Plan [Member] | Employee Stock Option [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights percentage			25.00%		25.00%
2015 Stock Plan [Member] | Employee Stock Option [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			36 months		36 months
Award vesting rights percentage			75.00%		75.00%